FINANCIAL INSTRUMENTS - Crude Oil Derivative Contracts (Details) - Oil and Fuel Market Price Risk bbl in Thousands	Dec. 31, 2018 bbl $ / bbl
Brent crude oil option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	2,235
Brent crude oil option contracts | 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	654
Brent crude oil option contracts | 2019 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	44
Brent crude oil option contracts | 2019 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	65
Brent crude oil option contracts | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	573
Brent crude oil option contracts | 2020 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	50
Brent crude oil option contracts | 2020 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	65
Brent crude oil option contracts | 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	588
Brent crude oil option contracts | 2021 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	54
Brent crude oil option contracts | 2021 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	65
Brent crude oil option contracts | 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	420
Brent crude oil option contracts | 2022 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	53
Brent crude oil option contracts | 2022 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	65
Brent crude oil option contracts | 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	0
WTI crude oil option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	2,139
WTI crude oil option contracts | 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	498
WTI crude oil option contracts | 2019 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	40
WTI crude oil option contracts | 2019 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60
WTI crude oil option contracts | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	489
WTI crude oil option contracts | 2020 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	43
WTI crude oil option contracts | 2020 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60
WTI crude oil option contracts | 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	456
WTI crude oil option contracts | 2021 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	46
WTI crude oil option contracts | 2021 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	62
WTI crude oil option contracts | 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	348
WTI crude oil option contracts | 2022 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	45
WTI crude oil option contracts | 2022 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	62
WTI crude oil option contracts | 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	348
WTI crude oil option contracts | 2023 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	47
WTI crude oil option contracts | 2023 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60